Material Accounting Policies - Critical accounting judgments and key sources of estimation uncertainty (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Impairment of vessels
Tangible fixed assets	$ 1,477,458	$ 1,677,771
Vessels
Impairment of vessels
Tangible fixed assets	$ 1,470,141	$ 1,672,159